Related party transactions (Tables)	6 Months Ended
Jun. 30, 2024
Related party transactions [abstract]
Disclosure of transactions between related parties
The total revenue recognized for each related party was as follows:

	For the six months ended June 30,
	2024	2023
	(Restated)	(Restated)
Polestar Times Technology	61,650	—
Volvo Cars	55,025	54,040
Ziklo Bank AB1	44,038	21,754
Geely	—	1,245
Total	$160,713	$77,039
1- In March 2024, Volvofinans Bank AB changed its name to Ziklo Bank AB.
:

	For the six months ended June 30,
	2024	2023
	(Restated)	(Restated)
Volvo Cars	446,429	1,228,668
Geely	186,650	84,815
Renault Korea Motors Co. Ltd	5,135	—
Zheijiang C2M Digital Technology Co. Ltd	815	—
Ziklo Bank AB	230	312
Wuxi InfiMotion Propulsion Technology Co., Ltd.,	17	6,922
Total	$639,276	$1,320,717
Amounts due to related parties were as follows:

Trade payables - related parties, accrued expenses, and other current liabilities - related parties	As of June 30, 2024	As of December, 31, 2023
	(Restated)
Volvo Cars	417,647	494,170
Geely	196,976	195,255
Ziklo Bank AB	1,347	2,124
Volvo Car Financial Services UK	5,332	751
Polestar Times Technology	4,028	30,668
Total	$625,330	$722,968

Interest bearing current liabilities - related parties	As of June 30, 2024	As of December, 31, 2023
	(Restated)
Volvo Car Financial Services UK	56,475	44,878
Geely	18,456	18,308
Volvo Cars	15,039	10,628
Total	$89,970	$73,814

Other non-current interest-bearing liabilities - related parties	As of June 30, 2024	As of December, 31, 2023
	(Restated)
Volvo Cars	1,039,029	1,049,828
Geely	361,066	363,429
Total	$1,400,095	$1,413,257
The Group’s interest expense from related parties is as follows:

	For the six months ended June 30,
	2024	2023
	(Restated)
Interest expense - related parties	73,651	25,782
Amounts due from related parties
Amounts due from related parties were as follows:

Trade receivables - related parties, accrued income - related parties, and other current assets - related parties	As of June 30, 2024	As of December, 31, 2023
Geely	43,033	44,979
Volvo Cars	19,088	167,989
Ziklo Bank AB	5,126	954
Wuhan Lotus Cars Co., LTD.	4,336	4,574
Polestar Times Technology	2,688	4,177
Volvo Car Financial Services UK	1,010	534
Total	$75,281	$223,207